UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
OMB Number:   3235-0456
Washington, D.C. 20549
Expires: March 31, 2012

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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form
before preparing Form.  Please
print or type.

1. Name and address of issuer:
Sanford C. Bernstein Fund II, Inc.
1345 Avenue of the Americas
New York, New York  10105

2.The name of each series or class
of securities for which this Form is
filed (If the Form is being filed for
all series and classes of securities
of the issuer, check the box but do
not list series or classes):  [x]

3.
Investment Company Act File Number:  811-21034
Securities Act File Number:  033-82336

4(a). Last day of fiscal year for which this Form is filed: September 30, 2011

4(b). [__] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c). [__] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:
(i)
Aggregate sale price of securities sold
during the fiscal year Pursuant to
section 24(f):
$403,646,648

(ii)
Aggregate price of securities redeemed
or repurchased during the fiscal year:
$326,466,782

(iii)
Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October
11, 1995 that were not previously used
to reduce registration fees payable to
the Commission:
$448,291,677

(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii)]:
$774,758,459

(v)
Net sales - If Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
$0

(vi)
Redemption credits available for use
in future years - if Item 5(i) is less
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:
$(371,111,811)

(vii)
Multiplier for determining registration
fee (See Instruction C.9):
x
$0.00011460

(viii)
Registration fee due [multiply
Item 5(v) by Item 5(vii)]
(enter 'O' if no fee is due):
=
$0

6. Prepaid Shares
If the response to item 5(i) was
determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before
October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A.

If there is a number of shares or other
units that were registered pursuant to
rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
N/A.

7. Interest due - if this Form is being
filed more than 90 days after the end of
the issuer's fiscal year (see
Instruction D):
+
$0

8. Total of the amount of the registration
fee due plus any interest due
[line 5(viii) plus line 7]:
=
$0

9. Date the registration fee and any
interest payment was sent to the
Commission's lockbox depository: N/A

Method of Delivery:
[  ]
Wire Transfer

[  ]
Mail or other means

SIGNATURE
This report has been signed
below by the following person
on behalf of the issuer and in
the capacity and on the date
indicated.

By (Signature and Title.)*
   /s/ Phyllis J. Clarke
Phyllis J. Clarke
Controller

Date____________


*Please print the name and title
of the signing officer below
the signature.